As filed with the Securities and Exchange Commission on August 26, 2016

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 272	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 276	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 25, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Alternative Beta Fund (previously filed as Columbia Alternative Beta Strategies Fund) series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Explanatory Note

This Post-Effective Amendment No. 272 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until September 25, 2016, the effectiveness of the registration statement for Columbia Alternative Beta Fund, filed in Post-Effective Amendment No. 229 on June 17, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series of the Registrant is affected by the filing. Parts A, B, and C of Registrant’s Post-Effective Amendment No. 229, filed on June 17, 2015, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST I, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 26th day of August, 2016.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of August, 2016.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ David M. Moffett* David M. Moffett	Trustee

/s/ Michael G. Clarke* Michael G. Clarke	Chief Financial Officer (Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	/s/ Charles R. Nelson* Charles R. Nelson	Trustee

/s/ Douglas A. Hacker* Douglas A. Hacker	Chair of the Board	/s/ John J. Neuhauser* John J. Neuhauser	Trustee

/s/ Janet L. Carrig* Janet L. Carrig	Trustee	/s/ Patrick J. Simpson* Patrick J. Simpson	Trustee

/s/ Nancy T. Lukitsh* Nancy T. Lukitsh	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ William E. Mayer* William E. Mayer	Trustee	/s/ Anne-Lee Verville* Anne-Lee Verville	Trustee

*	By:	/s/ Joseph L. D’ Alessandro
	Name:	Joseph L. D’ Alessandro** Attorney-in-fact

**	Executed by Joseph L. D’ Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016 and incorporated by reference to Post-Effective Amendment No. 261 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(3)), filed with the Commission on May 27, 2016, and on behalf of each of the Trustees pursuant to a Trustees Power of Attorney, dated January 26, 2016, and incorporated by reference to Post-Effective Amendment No. 251 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 12, 2016.

SIGNATURES

CAB Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Alternative Beta Fund, with respect only to information that specifically relates to CAB Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 26th day of August, 2016.

CAB Offshore Fund, Ltd.

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
Director

This Amendment to the Registration Statement for Columbia Alternative Beta Fund, with respect only to information that specifically relates to CAB Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 26th day of August, 2016.

Signature	Capacity

/s/ Amy K. Johnson* Amy K. Johnson	Director, CAB Offshore Fund, Ltd.

/s/ Anthony P. Haugen* Anthony P. Haugen	Director, CAB Offshore Fund, Ltd.

/s/ Christopher O. Petersen Christopher O. Petersen	Director, CAB Offshore Fund, Ltd.

*	By:	/s/ Joseph L. D’ Alessandro
	Name:	Joseph L. D’ Alessandro** Attorney-in-fact

**	Executed by Joseph L. D’ Alessandro on behalf of Amy K. Johnson and Anthony P. Haugen pursuant to Powers of Attorney, dated May 11, 2016, and incorporated by reference to Post-Effective Amendment No. 261 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibits (q)(4) and (q)(5), respectively), filed with the Commission on May 27, 2016.